Condensed Interim Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Royalty income (note 5)	$ 8		$ 29
Product sales (note 5)		663	129	721
Sales commission and other	256		301	111
Licensing revenue (note 5)	19		55	24,657
Total revenues	283	663	514	25,489
Cost of goods sold		494	101	691
Gross income	283	169	413	24,798
Research and development costs	475	358	1,574	2,165
General and administrative expenses	1,364	2,439	4,924	7,229
Selling expenses	377	383	1,176	2,521
Restructuring costs (note 8)			773
Impairment (reversal) of right of use asset (note 4)	(125)		276
Write-off of other current assets			169
Total operating expenses (note 12)	2,091	3,180	8,892	11,915
(Loss) income from operations	(1,808)	(3,011)	(8,479)	12,883
Gain (loss) due to changes in foreign currency exchange rates	3	(133)	61	592
Change in fair value of warrant liability (note 9)	2,120	58	3,985	1,752
Other finance (costs) income	(646)	30	(603)	174
Net finance income (costs)	1,477	(45)	3,443	2,518
Income (loss) before income taxes	(331)	(3,056)	(5,036)	15,401
Income tax recovery (expense)		547		(6,088)
Net (loss) income	(331)	(2,509)	(5,036)	9,313
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	377	3	351	(247)
Items that will not be reclassified to profit or loss:
Actuarial (gain) loss on defined benefit plans	(536)	406	(2,027)	611
Comprehensive (loss) income	$ (490)	$ (2,100)	$ (6,712)	$ 9,677
Net (loss) income per share [basic]	$ (0.02)	$ (0.15)	$ (0.31)	$ 0.57
Net (loss) income per share [diluted]	$ (0.02)	$ (0.15)	$ (0.31)	$ 0.56
Weighted average number of shares outstanding (note 17):
Basic	16,887,819	16,440,760	16,651,969	16,440,760
Diluted	16,887,819	16,440,760	16,651,969	16,655,576